ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 1, 2013

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective June 25, 2013, do not differ from those filed in the Post-Effective Amendment No. 169 on June 25, 2013, which was filed electronically.

Sincerely,

/s/ Tané T. Tyler

Tané T. Tyler, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP